SALE OF COMMON STOCK (Details) (USD $)	1 Months Ended	9 Months Ended		0 Months Ended
	Jan. 31, 2013	Jul. 31, 2014	Oct. 31, 2013	Jul. 15, 2014 Investor [Member]	Jul. 15, 2014 Investor [Member]	Jul. 15, 2014 One Share of Common Stock and Warrant to Purchase Half Share [Member]
SALE OF COMMON STOCK (Details) [Line Items]
Proceeds from Issuance of Private Placement (in Dollars)	$ 1,765,000	$ 3,500,000		$ 4,000,000
Stock Issued During Period, Shares, New Issues (in Shares)				16,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			1,400,000		8,000,000
Stock price used for valuation						$ 0.25
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.178		$ 0.40
Class of Warrant or Right, Expiration Period				5 years
Class of Warrant or Right, Consideration for Cancellation of Warrants or Rights					$ 0.001